CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015		Sep. 30, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed consolidating statements of cash flows
Net cash provided by (used in) by operating activities					$ 570		$ 754		$ 734
Investing Activities:
Capital expenditures					(663)		(601)		(471)
Cash received from unconsolidated affiliates					48		51		71
Investment in unconsolidated affiliates					(54)		(108)		(104)
Acquisition of businesses, net of cash acquired					(14)		(960)		(66)
Cash received from purchase price adjustment for business acquired	$ 18				18
Proceeds from sale of businesses/assets					1		15		2
Decrease (increase) in receivable from affiliate					1		(2)		(48)
Cash received from termination of cross-currency interest rate contracts					66
Change in restricted cash					(3)
Other, net					1		(2)		2
Net cash provided by (used in) investing activities					(599)		(1,607)		(614)
Financing activities:
Net repayments under revolving loan facilities					(1)		(1)		(4)
Net borrowings on overdraft facilities					(8)		(5)		(9)
Repayments of short-term debt							(8)		(18)
Borrowings on short-term debt					12		15		15
Repayments of long-term debt					(604)		(418)		(840)
Proceeds from issuance of long-term debt					326		1,792		979
Repayments of notes payable to affiliate					(148)		(122)
Proceeds from notes payable to affiliate					195				177
Repayments of notes payable					(33)		(34)		(40)
Borrowings on notes payable					34		33		35
Debt issuance costs paid					(8)		(67)		(11)
Call premiums related to early extinguishment of debt					(35)		(24)		(4)
Contingent consideration paid for business acquired					(4)		(6)
Dividends paid to noncontrolling interests					(14)		(4)
Dividends paid to parent					(121)		(97)		(96)
Excess tax benefit related to stock-based compensation					1		1		1
Other, net							4		3
Net cash (used in) provided by financing activities					(408)		1,059		188
Effect of exchange rate changes on cash					(16)		(11)		(3)
(Decrease) increase in cash and cash equivalents					(453)		195		305
Cash and cash equivalents at beginning of period		$ 710	[1]		710	[1]	515		210
Cash and cash equivalents at end of period					257	[1]	710	[1]	515
Noncash capital contribution between guarantor and nonguarantor entities		284		$ 116
Noncash capital contribution between parent and guarantor entities		123
Reportable legal entities | Parent Company
Condensed consolidating statements of cash flows
Net cash provided by (used in) by operating activities					(23)		25		113
Investing Activities:
Capital expenditures					(70)		(85)		(52)
Investment in affiliate					34		38		68
Acquisition of businesses, net of cash acquired							(1,038)		(66)
Cash received from purchase price adjustment for business acquired					18
Proceeds from sale of businesses/assets							3
Decrease (increase) in receivable from affiliate					1		(2)		(48)
Cash received from termination of cross-currency interest rate contracts					66
Other, net					1				(2)
Net cash provided by (used in) investing activities					50		(1,084)		(100)
Financing activities:
Repayments of long-term debt					(548)		(372)		(761)
Proceeds from issuance of long-term debt					326		1,792		978
Repayments of notes payable to affiliate					(148)		(122)
Proceeds from notes payable to affiliate					201				177
Repayments of notes payable					(32)		(32)		(33)
Borrowings on notes payable					32		31		33
Debt issuance costs paid					(8)		(67)		(11)
Call premiums related to early extinguishment of debt					(35)		(24)		(4)
Contingent consideration paid for business acquired					(4)		(6)
Dividends paid to parent					(121)		(97)		(96)
Excess tax benefit related to stock-based compensation					1		1		1
Other, net									4
Net cash (used in) provided by financing activities					(336)		1,104		288
(Decrease) increase in cash and cash equivalents					(309)		45		301
Cash and cash equivalents at beginning of period		353			353		308		7
Cash and cash equivalents at end of period					44		353		308
Reportable legal entities | Guarantors
Condensed consolidating statements of cash flows
Net cash provided by (used in) by operating activities					277		252		167
Investing Activities:
Capital expenditures					(267)		(223)		(134)
Cash received from unconsolidated affiliates					48		48		71
Investment in affiliate					3		(10)		(11)
Investment in unconsolidated affiliates					(42)		(37)		(60)
Net cash provided by (used in) investing activities					(258)		(222)		(134)
Financing activities:
Contribution from parent					5		11		11
Distribution to parent					(27)		(34)		(44)
Dividends paid to parent					(2)		(2)		(2)
Other, net							1
Net cash (used in) provided by financing activities					(24)		(24)		(35)
(Decrease) increase in cash and cash equivalents					(5)		6		(2)
Cash and cash equivalents at beginning of period		6			6				2
Cash and cash equivalents at end of period					1		6
Reportable legal entities | Nonguarantors
Condensed consolidating statements of cash flows
Net cash provided by (used in) by operating activities					318		480		456
Investing Activities:
Capital expenditures					(326)		(293)		(285)
Cash received from unconsolidated affiliates							3
Investment in affiliate					(6)
Investment in unconsolidated affiliates					(12)		(71)		(44)
Acquisition of businesses, net of cash acquired					(14)		78
Proceeds from sale of businesses/assets					1		12		2
Change in restricted cash					(3)
Other, net							(2)		4
Net cash provided by (used in) investing activities					(360)		(273)		(323)
Financing activities:
Net repayments under revolving loan facilities					(1)		(1)		(4)
Net borrowings on overdraft facilities					(8)		(5)		(9)
Repayments of short-term debt							(8)		(18)
Borrowings on short-term debt					12		15		15
Repayments of long-term debt					(56)		(46)		(79)
Proceeds from issuance of long-term debt									1
Repayments of notes payable					(1)		(2)		(7)
Borrowings on notes payable					2		2		2
Contribution from parent					(7)		(4)		(24)
Dividends paid to noncontrolling interests					(14)		(4)
Distribution to parent					(8)		(1)
Other, net							2		(1)
Net cash (used in) provided by financing activities					(81)		(52)		(124)
Effect of exchange rate changes on cash					(16)		(11)		(3)
(Decrease) increase in cash and cash equivalents					(139)		144		6
Cash and cash equivalents at beginning of period		$ 351			351		207		201
Cash and cash equivalents at end of period					212		351		207
Eliminations
Condensed consolidating statements of cash flows
Net cash provided by (used in) by operating activities					(2)		(3)		(2)
Investing Activities:
Investment in affiliate					(31)		(28)		(57)
Net cash provided by (used in) investing activities					(31)		(28)		(57)
Financing activities:
Proceeds from notes payable to affiliate					(6)
Contribution from parent					2		(7)		13
Distribution to parent					35		35		44
Dividends paid to parent					2		2		2
Other, net							1
Net cash (used in) provided by financing activities					$ 33		$ 31		$ 59

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”